SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Beginning balance	$ 29,729	$ 20,769	$ 9,051
Additions to deferred contract acquisition costs	41,396	17,160	15,732
Amortization of deferred contract acquisition costs	(14,751)	(8,200)	(4,014)
Ending balance	56,374	29,729	20,769
Deferred contract acquisition costs (to be recognized in next 12 months)	20,405	10,712	6,422
Deferred contract acquisition costs, non-current	$ 35,969	$ 19,017	$ 14,347